AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 31, 2014

                                                    1933 Act File No. 333-199281


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1                      /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                MICHAEL BEATTIE
                              C/O SEI CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

SEAN GRABER, ESQUIRE                               DIANNE M. DESCOTEAUX, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        C/O SEI CORPORATION
1701 MARKET STREET                                 ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                   OAKS, PENNSYLVANIA 19456

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-199281) is being made solely for the purpose of adding the final tax opinion as Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

                           PART C: OTHER INFORMATION

ITEM  15.  INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in Article VII of the Trust's Agreement and Declaration of Trust, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust's request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Trust's By-Laws.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 ACT") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM  16.  EXHIBITS:

EXHIBIT NO.                     EXHIBIT  DESCRIPTION

               THERE ARE REFERENCES BELOW BOTH TO THE TRUST'S REGISTRATION STATEMENT ON FORM N-14 (FILE NO. 333-199281) AND TO THE TRUST'S REGISTRATION STATEMENT ON FORM N-1A (FILE NOS. 333-192858, 811-22920).

(1) The Advisors' Inner Circle Fund III's (the "REGISTRANT") Agreement and Declaration of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(2) Registrant's By-Laws, dated February 12, 2014, are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(3)            Not applicable.

(4) Form of Agreement and Plan of Reorganization is attached as Appendix A to the Proxy Statement/Prospectus contained in the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(5)(a) See Article III of the Registrant's Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit (1) of this Post-Effective Amendment.

(5)(b) See Article 2 of the Registrant's By-Laws, which have been incorporated by reference in Exhibit (2) of this Post-Effective Amendment.

(6)(a)(i) Investment Advisory Agreement, dated February 19, 2014, between the Registrant and NorthPointe Capital LLC, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit (d)(1) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(6)(a)(ii) Investment Advisory Agreement, dated October 1, 2014, between the Registrant and Nomura Asset Management U.S.A. Inc. ("NAM USA"), relating to the Nomura High Yield Fund, is incorporated herein by reference to Exhibit (6)(a)(ii) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(6)(a)(iii) Investment Advisory Agreement, dated July 17, 2014, between the Registrant and Rothschild Larch Lane Management Company LLC ("ROTHSCHILD LARCH LANE") relating to the Rothschild Larch Lane Alternatives Fund, is incorporated herein by reference to Exhibit
               (d)(1)(iii) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(6)(a)(iv) Form of Investment Advisory Agreement between the Registrant and Logan Circle Partners L.P. ("LOGAN CIRCLE PARTNERS"), relating to the Logan Circle Partners Core Plus Fund, Logan Circle Partners High Yield Fund, Logan Circle Partners Multi-Sector Fixed Income Fund, and Logan Circle Partners Select Growth Equity Fund (together, the "LOGAN CIRCLE PARTNERS FUNDS"), is incorporated herein by reference to Exhibit (d)(1)(iv) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(6)(b)(i) Investment Sub-Advisory Agreement, dated October 1, 2014, between NAM USA and Nomura Corporate Research and Asset Management Inc. ("NCRAM") is incorporated herein by reference to Exhibit (6)(b)(i) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(6)(b)(ii) Investment Sub-Advisory Agreement, dated July 17, 2014, between Rothschild Larch Lane and Ellington Management Group, L.L.C. ("ELLINGTON"), is incorporated herein by reference to Exhibit
               (d)(2)(ii) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(6)(b)(iii) Investment Sub-Advisory Agreement, dated July 17, 2014, between Rothschild Larch Lane and Karya Capital Management LP ("KARYA"), is incorporated herein by reference to Exhibit (d)(2)(iii) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(6)(b)(iv) Investment Sub-Advisory Agreement, dated July 17, 2014, between Rothschild Larch Lane and Mizuho Alternative Investments, LLC ("MAI"), is incorporated herein by reference to Exhibit
               (d)(2)(iv) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(6)(b)(v) Investment Sub-Advisory Agreement, dated July 17, 2014, between Rothschild Larch Lane and Winton Capital Management Limited ("WINTON"), is incorporated herein by reference to Exhibit
               (d)(2)(v) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(6)(c)(i) Expense Limitation Agreement, dated February 19, 2014, between the Registrant and NorthPointe Capital LLC, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit (d)(2) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000204 on March 19, 2014.

(6)(c)(ii) Expense Limitation Agreement, dated October 1, 2014, between the Registrant and NAM USA, relating to the Nomura High Yield Fund, is incorporated herein by reference to Exhibit (6)(c)(ii) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(6)(c)(iii) Expense Limitation Agreement, dated July 17, 2014, between the Registrant and Rothschild Larch Lane, relating to the Rothschild Larch Lane Alternatives Fund, is incorporated herein by reference to Exhibit (d)(3)(iii) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.


(6)(c)(iv) Form of Expense Limitation Agreement between the Registrant and Logan Circle Partners, relating to the Logan Circle Partners Funds, is incorporated herein by reference to Exhibit (d)(3)(iv) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(7) Distribution Agreement, dated February 12, 2014, between the Registrant and SEI Investments Distribution Co., is incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(8)            Not Applicable.

(9)(a) Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A. (f/k/a Union Bank, N.A.) is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(9)(b) Amended Schedule I, dated October 1, 2014, to the Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A., is incorporated herein by reference to Exhibit (9)(b) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(9)(c) Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(10)(a)        Distribution Plan, dated May 15, 2014, relating to Investor
               Class Shares of the Rothschild Larch Lane Alternatives Fund, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is incorporated herein by reference to Exhibit (11) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(12) Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is filed herewith.

(13)(a) Administration Agreement, dated February 12, 2014, between the Registrant and SEI Investments Global Funds Services ("SEI GFS"), is incorporated herein by reference to Exhibit (h)(1) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(13)(b) Series Schedule, dated March 14, 2014, relating to the NorthPointe Funds, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(13)(c) Series Schedule, dated March 27, 2014, relating to the Nomura High Yield Fund, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (13)(c) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(13)(d)        Series Schedule, dated April 30, 2014, relating to the
               Rothschild Larch Lane Alternatives Fund, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit
               (h)(1)(iv) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(13)(e) Form of Series Schedule relating to the Logan Circle Partners Funds to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS is incorporated herein by reference to Exhibit (h)(1)(v) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(13)(f) Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(4) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(13)(g) Shareholder Services Plan, dated February 12, 2014, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(13)(h) Amended Exhibit A to the Shareholder Services Plan, dated February 12, 2014, is incorporated herein by reference to Exhibit
               (d)(3)(iv) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(14)(a) Consent of BBD, LLP is incorporated herein by reference to Exhibit (14)(a) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(14)(b) Consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (14)(b) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(15)           Not Applicable.

(16)           Powers of Attorney, each dated May 15, 2014, for Michael
               Beattie, William M. Doran, Jon C. Hunt, Terrence O. Jones, Thomas
               P. Lemke and Randall S. Yanker are incorporated herein by reference to Exhibit (16) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.

(17)(a) Statement of Additional Information of Nomura Partners Funds, Inc., with respect to the High Yield Fund, dated January 28, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 to Nomura Partners Funds, Inc.'s Registration Statement on Form N-1A via EDGAR on January 28, 2014.

(17)(b) The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders of Nomura Partners Funds, Inc., with respect to the High Yield Fund, for the fiscal year ended September 30, 2013, is incorporated herein by reference and was electronically filed on Form N-CSR on December 5, 2013.

(17)(c) The unaudited financial statements included in the Semi-Annual Report to Shareholders of Nomura Partners Funds, Inc., with respect to the High Yield Fund, for the fiscal period ended March 21, 2014 is incorporated herein by reference and was electronically filed on Form N-CSRS on June 4, 2014.

17(d) Prospectus and Statement of Additional Information of the Registrant, with respect to the Nomura High Yield Fund, dated November 4, 2014, is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on November 4, 2014.

(17)(e) Form of Proxy Card is incorporated herein by reference to Exhibit (17)(e) of the Registrant's Registration Statement on Form N-14 (File No. 333-199281), filed with the SEC via EDGAR Accession No. 0001135428-14-000665 on October 10, 2014.


ITEM  17.  UNDERTAKINGS.

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to Registration Statement No. 333-199281 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on this 31st day of December, 2014.


                                             THE ADVISORS' INNER CIRCLE FUND III

                                             By:             *
                                                --------------------------------
                                                Michael Beattie
                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


          *                        Trustee                    December 31, 2014
---------------------
William M. Doran

          *                        Trustee                    December 31, 2014
---------------------
Jon C. Hunt

          *                        Trustee                    December 31, 2014
---------------------
Thomas P. Lemke

          *                        Trustee                    December 31, 2014
---------------------
Randall S. Yanker

          *                        Trustee                    December 31, 2014
---------------------
Terrence O. Jones

          *                        President                  December 31, 2014
---------------------
Michael Beattie

          *                        Treasurer, Controller &    December 31, 2014
---------------------              Chief Financial Officer
Rami Abdel-Rahman



* By:   /s/ Dianne M. Descoteaux
        ------------------------
        Dianne M. Descoteaux
        Attorney-in-Fact

                                 EXHIBIT INDEX

(12)      Opinion of Morgan, Lewis & Bockius LLP regarding tax matters